Taxes	12 Months Ended
Dec. 31, 2024
Taxes.
Taxes

12.Taxes:

Under the laws of the countries of the Partnership and its subsidiaries’ incorporation and / or vessels’ registration, the Partnership and its subsidiaries are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in Vessel operating expenses in the accompanying consolidated statements of income. In addition, effective January 1, 2013, each foreign flagged vessel managed in Greece by Greek or foreign ship management companies is subject to Greek tonnage tax, under the laws of the Hellenic Republic. The technical manager of the Partnership’s vessels, Dynagas Ltd., an affiliate (Note 3(a)) which is established in Greece under Greek Law 89/67 is responsible for the filing and payment of the respective tonnage tax on behalf of the Partnership. These tonnage taxes for the years ended December 31, 2024, 2023 and 2022, amounted $366, $432 and $338, respectively and are included in Vessel operating expenses in the accompanying consolidated statements of income.

12.Taxes (continued):

Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the Partnership operating the ships meets both of the following requirements: (a) the Partnership is organized in a foreign country that grants an equivalent exception to corporations organized in the United States and exempts the type of income earned by the vessel owning Partnership and (b) either (i) more than 50% of the value of the Partnership’s stock is owned, directly or indirectly, by individuals who are “residents” of the Partnership’s country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the United States (50% Ownership Test) or (ii) the Partnership’s stock is “primarily and regularly traded on an established securities market” in its country of organization, in another country that grants an “equivalent exemption” to United States corporations, or in the United States (Publicly-Traded Test). Additionally, the Partnership must meet all of the documentation requirements as outlined in the regulations.

The Partnership and each of its subsidiaries expects to qualify for this statutory tax exemption for the 2024, 2023 and 2022 taxable years, and the Partnership takes this position for United States federal income tax return reporting purposes. In the absence of an exemption under Section 883, based on its U.S. source shipping income, for 2024, 2023 and 2022, the Partnership would be subject to U.S. federal income tax of approximately $258, $10 and 3, respectively.